EXPLORATION AND EVALUATION ASSETS - Disclosure of detailed information about Exploration And Evaluation Assets (Details) - CAD ($)	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	$ 150,257,776	$ 135,545,747
Acquisition cost	201,645	10,209,029
Royalty buyback		4,503,000
Closing balance	150,459,421	150,257,776
T L C Project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	34,833,511	25,273,612
Acquisition cost	0	5,056,899
Royalty buyback		4,503,000
Closing balance	34,833,511	34,833,511
Nevada Option [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0	0
Acquisition cost	201,645	0
Royalty buyback		0
Closing balance	201,645	0
Falchani Project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	98,889,911	93,737,781
Acquisition cost	0	5,152,130
Royalty buyback		0
Closing balance	98,889,911	98,889,911
Macusani Project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	16,534,354	16,534,354
Acquisition cost	0	0
Royalty buyback		0
Closing balance	$ 16,534,354	$ 16,534,354